Offsets	May 20, 2025 USD ($) share
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Valley National Bancorp
Form or Filing Type	S-3
File Number	333-264069
Initial Filing Date	Apr. 01, 2022
Fee Offset Claimed	$ 87,599.97
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, no par value
Unsold Securities Associated with Fee Offset Claimed | share	71,861,862
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 944,983,485.3
Termination / Withdrawal Statement	Any offering that included the Unsold Securities under the 2022 Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Valley National Bancorp
Form or Filing Type	S-3
File Number	333-264069
Filing Date	Apr. 01, 2022
Fee Paid with Fee Offset Source	$ 103,448.28